Income Taxes ( Effective Income Tax Rate Reconciliation) (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Provision at statutory rate		35.00%	35.00%	35.00%	35.00%
State income taxes, net of federal benefit			0.70%	1.00%	0.90%
Foreign taxes			0.60%	1.30%	1.30%
Foreign earnings repatriation			(0.40%)	(1.10%)	(1.10%)
Permanent differences			0.00%	0.10%	0.00%
Other, net			(0.10%)	0.10%	(0.30%)
Total income tax expense	37.20%	37.50%	35.80%	36.40%	35.80%